Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	¥ 61,467	¥ 17,136
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	30,027	30,355
Provision for credit losses	(224)	(647)
(Gain) loss on investments in equity securities	(7,569)	3,265
Gain on investments in subsidiaries and affiliates	(129)	0
Loss on disposal of office buildings, land, equipment and facilities	887	151
Deferred income taxes	(1,949)	11,050
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	5,537	99,999
Trading assets and private equity and debt investments	(604,418)	(1,297,744)
Trading liabilities	(59,347)	1,598,294
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	627,468	(1,254,871)
Securities borrowed, net of securities loaned	(166,357)	270,702
Margin loans and receivables	(154,758)	(162,986)
Payables	521,626	408,030
Bonus accrual	(63,072)	(72,500)
Accrued income taxes, net	44,537	(38,497)
Other, net	(39,594)	(223,701)
Net cash provided by (used in) operating activities	194,132	(611,964)
Cash flows from investing activities:
Payments for placements of time deposits	(244,577)	(99,908)
Proceeds from redemption or maturity of time deposits	234,987	94,492
Payments for purchases of office buildings, land, equipment and facilities	(52,800)	(55,969)
Proceeds from sales of office buildings, land, equipment and facilities	42,333	25,324
Payments for purchases of equity investments	(8,105)	(1,756)
Proceeds from sales of equity investments	24,156	7,443
Net cash outflows from loans receivable at banks	(36,821)	(31,689)
Payments for purchases or origination of other non-trading loans	(1,971,685)	(2,721,023)
Proceeds from sales or repayments of other non-trading loans	1,724,607	2,581,870
Net cash outflows from interbank money market loans	0	(961)
Payments for purchases of non-trading debt securities	(61,663)	(28,261)
Proceeds from sales or maturity of non-trading debt securities	60,163	85,703
Acquisitions, net of cash acquired	(446)	0
Payments for purchases of investments in affiliated companies	(27,517)	(3,000)
Proceeds from sales of investments in affiliated companies	820	178
Other, net	(16,330)	(24,337)
Net cash used in investing activities	(332,878)	(171,894)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	1,628,667	1,096,983
Payments for repurchases or maturity of long-term borrowings	(1,140,128)	(543,440)
Proceeds from issuances of short-term borrowings	842,108	1,340,872
Payments for repurchases or maturity of short-term borrowings	(818,367)	(1,112,505)
Net cash inflows (outflows) from interbank money market borrowings	(88,631)	2,309
Net cash inflows (outflows) from other secured borrowings	6,269	(70,777)
Net cash inflows (outflows) from deposits received at banks	(145,429)	223,424
Payments for withholding taxes on stock-based compensation	(12,669)	(9,060)
Proceeds from sales of common stock	110	3
Payments for repurchases of common stock	(20,007)	(23,209)
Payments for cash dividends	(36,049)	(42,254)
Contributions from noncontrolling interests	18,906	32,899
Distributions to noncontrolling interests	(11,291)	(23,612)
Net cash provided by financing activities	223,489	871,633
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	199,672	271,536
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	284,415	359,311
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,820,852	3,316,408
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	4,105,267	3,675,719
Cash paid during the period for—
Interest	1,127,545	302,848
Income tax payments, net	¥ (1,010)	¥ 53,527